Operating profit - Other operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended			84 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Operating profit, other operating income and expense
Depreciation of Property, plant and equipment	$ 879	$ 799	$ 733
Impairment of Property, plant and equipment	13	42	8
Depreciation of Right-of-use assets	404	343	275
Impairment of Right-of-use assets		7	14
Amortisation of Intangible assets	4,207	3,923	3,926
Net impairment of Intangible assets	230	1,574	434
Net charges to Provisions, net of reversals	541	513	1,313
Other operating income and expense	381	252	1,340
Movement in profit-participation liability			190
Cost of sales
Operating profit, other operating income and expense
Charge relating to release of fair value uplifts on inventory	25	0	114
Amortisation of Intangible assets	86	33	32
Selling, general and administrative expense
Operating profit, other operating income and expense
Legal proceedings provision	218	48	1,013
Amortisation of Intangible assets	4,073	3,865	3,866
Research and development expense
Operating profit, other operating income and expense
Government grants	0	0	74
Amortisation of Intangible assets	47	25	28
Other operating income and expense
Operating profit, other operating income and expense
Amortisation of Intangible assets	1
Royalty income	160	103	107
Gains on disposal of Intangible assets	168	64	251
Net (losses)/gains on disposal of other non-current assets	(14)	(4)	41
Update to the contractual relationships for Beyfortus			712
Other income	201	210	393
Other expense	(134)	(121)	(164)
Other operating income and expense	381	252	1,340
BMS's share of Global Diabetes Alliance | Selling, general and administrative expense
Operating profit, other operating income and expense
Fair value gains (losses) on contingent consideration arising from acquisitions	44	(260)	(520)
Brazikumab
Operating profit, other operating income and expense
Other income	$ 0	$ 0	75
Pulmicort Flexhaler
Operating profit, other operating income and expense
Gains on disposal of Intangible assets			241
Beyfortus
Operating profit, other operating income and expense
Movement in profit-participation liability			190	$ 400
Beyfortus | Other operating income and expense
Operating profit, other operating income and expense
Gain on extinguishment of profit participation liability			$ 712